Management of financial risks, financial instruments, and other risks (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Bank receipt of deposits percentage	91.00%	94.00%
Borrowings and financing percentage	7.00%	5.00%
Bank certificate of deposit percentage	2.00%	1.00%
Instruments eligible as capital		$ 3,988
Instruments eligible as capital percentage	0.00%	0.00%
Total deposits from customers percentage	100.00%	100.00%
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	$ 21,402,435	$ 20,900,095
Borrowings and financing	414,291	113,595
Bank certificate of deposit	462,407	213,707
Instruments eligible as capital
Total deposits from customers	22,279,133	21,227,397
Later than one year [member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	109,409	154,348
Borrowings and financing	1,316,066	1,022,749
Bank certificate of deposit	83,988	34,379
Instruments eligible as capital		3,988
Total deposits from customers	1,509,463	1,215,464
Total [Member]
IfrsStatementLineItems [Line Items]
Bank receipt of deposits	21,511,844	21,054,443
Borrowings and financing	1,730,357	1,136,344
Bank certificate of deposit	546,395	248,086
Instruments eligible as capital		3,988
Total deposits from customers	$ 23,788,596	$ 22,442,861